IMPAIRMENT - Carrying amount of goodwill and cash-generating units (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Carrying amount of goodwill and cash-generating units
Goodwill at beginning of period	$ 4,696	$ 4,223
Impairment	(51)	(78)
Reclassification of Deodar as held for sale	(237)
Acquisition		201
Translation adjustment	(14)	350
Goodwill at end of period	$ 4,394	4,696
Business plans coverage period (in years)	5 years
Russia
Carrying amount of goodwill and cash-generating units
Goodwill at beginning of period	$ 2,312	1,924
Translation adjustment	122	388
Goodwill at end of period	2,434	2,312
Algeria
Carrying amount of goodwill and cash-generating units
Goodwill at beginning of period	1,393	1,435
Translation adjustment	(53)	(42)
Goodwill at end of period	1,340	1,393
Pakistan
Carrying amount of goodwill and cash-generating units
Goodwill at beginning of period	497	295
Reclassification of Deodar as held for sale	(237)
Acquisition		201
Translation adjustment	(16)	1
Goodwill at end of period	244	497
Kazakhstan
Carrying amount of goodwill and cash-generating units
Goodwill at beginning of period	176	173
Translation adjustment	1	3
Goodwill at end of period	177	176
Kyrgyzstan
Carrying amount of goodwill and cash-generating units
Goodwill at beginning of period	145	177
Impairment	(17)	(49)
Translation adjustment		17
Goodwill at end of period	128	145
Uzbekistan
Carrying amount of goodwill and cash-generating units
Goodwill at beginning of period	114	131
Translation adjustment	(68)	(17)
Goodwill at end of period	46	114
Armenia
Carrying amount of goodwill and cash-generating units
Goodwill at beginning of period	59	59
Impairment	(34)
Goodwill at end of period	$ 25	59
Tajikistan
Carrying amount of goodwill and cash-generating units
Goodwill at beginning of period		21
Impairment		(21)
Others
Carrying amount of goodwill and cash-generating units
Goodwill at beginning of period		8
Impairment		$ (8)